Investment in Joint Venture	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Equity Method Investments And Joint Ventures [Abstract]
Investment in Joint Venture
5.	Investment in Joint Venture

The Company owns a 50% interest in Dowa—Olin Metal Corporation (“Dowa”), a joint venture based in Japan. The Company accounts for Dowa under the equity method of accounting. Due to the timing of the receipt of available financial information, the results of Dowa are recorded on a one-month lag basis.

In November 2007, the equity investment in Dowa, which was purchased as part of the metals business acquired from Olin Corporation, was recorded at a carrying value of zero as a result of the bargain purchase event recognized under the purchase method of accounting for the acquisition, creating a negative basis difference of $9,416. Based on management’s estimate as to the underlying commercial utility of the alloys that Dowa manufactured and sold at the date of acquisition, the negative basis difference is being accreted on a straight-line basis over a 13-year period as an increase to equity earnings. Accretion of the negative basis difference of $543 was reflected in equity income, net of tax in the accompanying consolidated statements of operations for each of the nine months ended September 30, 2013 and 2012. At September 30, 2013 and December 31, 2012, the remaining negative basis difference was $5,192 and $5,735, respectively.

During the nine months ended September 30, 2013 and 2012, the Company received cash dividends from Dowa of $452 and $500, respectively, which were recorded as a reduction in the Company’s investment in Dowa. During the nine months ended September 30, 2013 and 2012, the Company recorded equity income, net of tax of $1,148 and $736, respectively, including $543 of accretion of the negative basis difference in each period. The undistributed earnings of Dowa in GBC’s retained earnings as of September 30, 2013 and December 31, 2012 totaled $758 and $62, respectively.

7.	Investment in Joint Venture

In November 2007, the equity investment in Dowa, which was purchased as part of the metals business acquired from Olin Corporation, was recorded at a carrying value of zero as a result of the bargain purchase event recognized under the purchase method of accounting for the acquisition, creating a negative basis difference of $9,416. Based on management’s estimate as to the underlying commercial utility of the alloys that Dowa manufactured and sold at the date of acquisition, the negative basis difference is being accreted on a straight-line basis over a 13-year period as an increase to equity earnings. Accretion of the negative basis difference of $724 was reflected in equity income, net of tax in the accompanying consolidated statements of operations for each of the years ended December 31, 2012, 2011 and 2010. At December 31, 2012 and 2011, the remaining negative basis difference was $5,735 and $6,459, respectively.

During the years ended December 31, 2012, 2011 and 2010, the Company received cash dividends from Dowa of $1,000, $500 and $566, respectively, which were recorded as reductions in the Company’s investment in Dowa. During the years ended December 31, 2012, 2011 and 2010, the Company recorded $995, $888 and $1,530, respectively, of equity income, net of tax, including $724 of accretion of the negative basis difference in each year. The undistributed earnings of Dowa in GBC’s retained earnings as of December 31, 2012 and 2011 totaled $62 and $67, respectively.